Bonus Programs - Summary of Number of Shares Held by the Trust (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares held by trust	$ 638	$ 488
FEMSA UBD [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	2,249,665	2,278,460
Shares acquired by the administrative trust to employees	2,445,983	1,441,838
Shares released from administrative trust to employees upon vesting	1,280,748	1,470,633
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,414,900	2,249,665
KOFL UBL [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	752,847	697,226
Shares acquired by the administrative trust to employees	985,535	456,077
Shares released from administrative trust to employees upon vesting	378,224	400,456
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,360,158	752,847